HSBC Holdings statement of cash flows - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
(Loss)/profit before tax		£ (959)		£ 1,023		£ (1,614)
Adjustments for non-cash items:
– depreciation, amortisation and impairment/expected credit losses	[1]	128		174		1,273
Net loss/(gain) from investing activities	[2]	2,002		(62)		(99)
Change in expected credit losses gross of recoveries and other credit impairment charges		253		(171)		810
Provisions including pensions		192		104		424
– share-based payment expense		46		96		78
– other non-cash items included in profit before tax		(242)		(198)		135
Elimination of exchange differences	[3]	(6,714)		4,926		(2,527)
Changes in operating assets and liabilities		37,454		9,602		35,418
– change in net trading securities and derivatives		(6,213)		8,157		8,070
– change in loans and advances to banks and customers		(2,717)		11,149		6,780
– change in reverse repurchase agreements – non-trading		6,251		9,538		16,084
– change in financial assets designated and otherwise mandatorily measured at fair value		2,729		(2,429)		735
– change in other assets		(7,329)		10,924		(7,513)
– change in deposits by banks and customer accounts		19,835		7,940		28,262
– change in repurchase agreements – non-trading		5,641		(7,643)		(14,482)
– change in debt securities in issue		(1,060)		(7,943)		(7,668)
– change in financial liabilities designated at fair value		(1,822)		(7,191)		(402)
– change in other liabilities		21,297		(12,295)		5,432
– contributions paid to defined benefit plans		(10)		(24)		(22)
– tax received/(paid)		845		(581)		142
Net cash from operating activities		32,190		15,303		33,899
Cash flows from investing activities
– purchase of financial investments		(13,227)		(18,890)		(21,037)
– proceeds from the sale and maturity of financial investments		20,490		25,027		17,417
– net cash flows from the purchase and sale of property, plant and equipment		(20)		52		(70)
– net investment in intangible assets		(28)		(45)		(150)
Net cash from investing activities		7,186		6,059		(4,154)
Cash flows from financing activities
– redemption of preference shares and other equity instruments		628		0		(318)
– subordinated loan capital issued		3,111		10,466		0
– subordinated loan capital repaid	[4]	(2,248)		(10,902)		(18)
– funds received from the parent company		1,465		0		1,000
Net cash from financing activities		1,902		(631)		401
Net increase in cash and cash equivalents		41,278		20,731		30,146
Cash and cash equivalents at 1 Jan		140,923	[5]	125,304	[5]	92,338
Exchange difference in respect of cash and cash equivalents		7,706		(5,112)		2,820
Cash and cash equivalents at 31 Dec	[5]	189,907		140,923		125,304
Cash and cash equivalents comprise of
– cash and balances at central banks		131,433		108,482		85,092
Items in the course of collection from other banks		2,285		346		243
– loans and advances to banks of one month or less		13,801		7,516		8,676
– reverse repurchase agreement with banks of one month or less		23,182		17,430		21,020
– treasury bills, other bills and certificates of deposit less than three months		294		235		685
– cash collateral and net settlement accounts		19,213		7,403		9,878
Items in the course of transmission to other banks		£ (2,226)		£ (489)		£ (290)

[1]	Included within 2020 are the impact of impairment and write-offs related principally to our businesses in the UK and HSBC Continental Europe £(994)m.
[2]	balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.
[3]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[4]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £3,111m (2021: £10,466m; 2020: nil) and repayment of £(2,248)m (2021: £(10,902)m; 2020: £(18)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchanges gains/(losses) £711m (2021: £(512)m; 2020: £351m) and fair value gains/(losses) £(427)m (2021: £(82)m; 2020: £69m).
[5]	At 31 December 2022, £23,395m (2021: £9,410m; 2020: £11,828m) was not available for use by the group, of which £1,601m (2021: £1,393m; 2020: £2,460m) related to mandatory deposits at central banks.